Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following disclosures provide information on the compensation of our CEO and other NEOs, each as calculated in accordance with SEC rules, and in comparison to certain metrics of the Company and our peer group.
The calculation of “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to
non-CEO
NEOs” is not reflective of how the Compensation Committee assesses executive officer compensation. Equity-based awards included in the below presentation are based on the grant date instead of the associated performance year. In addition, the values of equity awards may not reflect actual economic benefit that will be received due to uncertain market value and vesting schedules, among other factors. Due to our leadership transition in 2025, Compensation Actually Paid to our CEO in 2025 includes compensation actually paid to both Mr. Moelis, who served as CEO through September 30, 2025, and Mr. Mahmoodzadegan, who became CEO effective October 1, 2025. Accordingly, Mr. Mahmoodzadegan is removed from the non-CEO
NEOs calculation for 2025.
2025 Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for CEO ($)		Compensation Actually Paid to CEO (2) ($)		Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On		Net Income (in thousands) ($)	Adjusted Revenue (in thousands) ($)
	Ken Moelis	Navid Mahmoodza degan	Ken Moelis	Navid Mahmoodza degan			MC Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)

2025	35,168,297	42,846,376	38,061,779	49,373,665	2,197,257	2,323,357	191	203	259,617	1,535,888

2024	7,621,008		18,729,431		5,036,667	9,498,311	205	177	151,491	1,201,520

2023	7,878,846		22,107,303		5,859,692	10,710,298	150	135	(27,516)	860,085

2022	19,223,262		7,528,921		6,854,413	1,666,534	97	121	168,682	970,195

2021	14,358,959		24,392,175		9,707,758	14,853,476	149	135	422,978	1,557,997

(1)
For fiscal years 2021 and 2022, the CEO was Kenneth Moelis and the non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon. For fiscal years 2023 and 2024 the CEO was Kenneth Moelis and the non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Joseph Simon and Katherine Pilcher Ciafone. For fiscal year 2025 Navid Mahmoodzadegan succeeded Ken Moelis as the CEO and the non-CEO
NEOs were Jeffrey Raich, Christopher Callesano, Katherine Pilcher Ciafone and Joseph Simon.

(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year ($)(i)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years ($)(i)	Add: Value of Equity Awards Granted and Vested During Year ($)(i)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year ($)(i)	Add: Dividends ($)(i)	Total (Compensation Actually Paid) ($)

2025	CEO (Moelis)	35,168,297	(34,505,822)	21,914,038	(1,536,708)	15,022,526	394,393	1,605,055	38,061,779
	CEO (Mahmoodzadegan)	42,846,376	(34,120,701)	26,766,722	(2,682,239)	13,979,159	529,238	2,055,110	49,373,665
	Non-CEO NEOs	2,197,257	(1,214,632)	430,570	(110,234)	887,452	53,843	79,101	2,323,357

(i)
Our CEO and
non-CEO
NEOs receive a substantial portion of their annual variable incentive compensation in equity, which may consist of RSUs, Deferred LP Units, Restricted LP Units, and/or Performance Units. Each form of equity has its own set of restrictions and vesting conditions, which may result in fluctuations across the components of Compensation Actually Paid for the years identified. See “Executive Compensation—Moelis Annual Equity Awards” and “Executive
Compensation—One-Time
Succession Planning Awards Description” for further details.

(3)	The peer group TSR for the identified years consists of the S&P 500 Financials Index and is weighted by market capitalization.

Company Selected Measure Name	AdjustedRevenue
Named Executive Officers, Footnote
(1)
For fiscal years 2021 and 2022, the CEO was Kenneth Moelis and the non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon. For fiscal years 2023 and 2024 the CEO was Kenneth Moelis and the non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Joseph Simon and Katherine Pilcher Ciafone. For fiscal year 2025 Navid Mahmoodzadegan succeeded Ken Moelis as the CEO and the non-CEO
NEOs were Jeffrey Raich, Christopher Callesano, Katherine Pilcher Ciafone and Joseph Simon.

Peer Group Issuers, Footnote	The peer group TSR for the identified years consists of the S&P 500 Financials Index and is weighted by market capitalization.
Adjustment To PEO Compensation, Footnote
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year ($)(i)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years ($)(i)	Add: Value of Equity Awards Granted and Vested During Year ($)(i)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year ($)(i)	Add: Dividends ($)(i)	Total (Compensation Actually Paid) ($)

2025	CEO (Moelis)	35,168,297	(34,505,822)	21,914,038	(1,536,708)	15,022,526	394,393	1,605,055	38,061,779
	CEO (Mahmoodzadegan)	42,846,376	(34,120,701)	26,766,722	(2,682,239)	13,979,159	529,238	2,055,110	49,373,665
	Non-CEO NEOs	2,197,257	(1,214,632)	430,570	(110,234)	887,452	53,843	79,101	2,323,357

Non-PEO NEO Average Total Compensation Amount	$ 2,197,257	$ 5,036,667	$ 5,859,692	$ 6,854,413	$ 9,707,758
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,323,357	9,498,311	10,710,298	1,666,534	14,853,476
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year ($)(i)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years ($)(i)	Add: Value of Equity Awards Granted and Vested During Year ($)(i)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year ($)(i)	Add: Dividends ($)(i)	Total (Compensation Actually Paid) ($)

2025	CEO (Moelis)	35,168,297	(34,505,822)	21,914,038	(1,536,708)	15,022,526	394,393	1,605,055	38,061,779
	CEO (Mahmoodzadegan)	42,846,376	(34,120,701)	26,766,722	(2,682,239)	13,979,159	529,238	2,055,110	49,373,665
	Non-CEO NEOs	2,197,257	(1,214,632)	430,570	(110,234)	887,452	53,843	79,101	2,323,357

Compensation Actually Paid vs. Total Shareholder Return
For fiscal years 2021, 2022 and 2023, Compensation Actually Paid to our CEO and our
non-CEO
NEOs was directionally correlated with Total Shareholder Return (“TSR”). For fiscal year 2024, changes in Compensation Actually Paid were inversely correlated with TSR for both our CEO and our non-CEO
NEOs. For fiscal year 2025, changes in Compensation Actually Paid to Mr. Moelis and Mr. Mahmoodzadegan were inversely correlated with TSR, while changes in Compensation Actually Paid to our non-CEO
NEOs were directionally correlated with TSR. Additionally, the Firm’s change in TSR over the past five years reflects a general correlation with that of the S&P 500 Financials Index.

Compensation Actually Paid vs. Net Income
For fiscal years 2021 and 2022, changes in Compensation Actually Paid for both our CEO and our non-CEO
NEOs directionally correlated with changes in net income. For fiscal years 2023 and 2024, changes in Compensation Actually Paid were inversely correlated with changes in net income. For fiscal year 2025, changes in Compensation Actually Paid were directionally correlated with changes in net income for Mr. Moelis and Mr. Mahmoodzadegan and changes in Compensation Actually Paid to our non-CEO
NEOs were inversely correlated with changes in net income.

Compensation Actually Paid vs. Company Selected Measure
For fiscal years 2021 and 2022, changes in Compensation Actually Paid for both our CEO and our non-CEO
NEOs were directionally correlated with the change in adjusted revenues. For fiscal year 2023 and 2024, changes in Compensation Actually Paid for both our CEO and our non-CEO
NEOs were inversely correlated with the changes in adjusted revenues. For fiscal year 2025, changes in Compensation Actually Paid were directionally correlated with changes in adjusted revenues for Mr. Moelis and Mr. Mahmoodzadegan and changes in Compensation Actually Paid were inversely correlated with changes in adjusted revenues for our non-
CEO
NEOs.

Total Shareholder Return Vs Peer Group
For fiscal years 2021, 2022 and 2023, Compensation Actually Paid to our CEO and our
non-CEO
NEOs was directionally correlated with Total Shareholder Return (“TSR”). For fiscal year 2024, changes in Compensation Actually Paid were inversely correlated with TSR for both our CEO and our non-CEO
NEOs. For fiscal year 2025, changes in Compensation Actually Paid to Mr. Moelis and Mr. Mahmoodzadegan were inversely correlated with TSR, while changes in Compensation Actually Paid to our non-CEO
NEOs were directionally correlated with TSR. Additionally, the Firm’s change in TSR over the past five years reflects a general correlation with that of the S&P 500 Financials Index.

Tabular List, Table
List of Performance Measures
While the Committee takes into account each of the measures in our compensation framework in a holistic manner to evaluate executive compensation of Firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the compensation framework have been selected as they represent those Firmwide financial performance measures that are assessed every year on an annual and multi-year basis.

Performance Measures

Adjusted Revenues

Adjusted Net Income

Operating Margin

TSR

Total Shareholder Return Amount	$ 191	205	150	97	149
Peer Group Total Shareholder Return Amount	203	177	135	121	135
Net Income (Loss)	$ 259,617,000	$ 151,491,000	$ (27,516,000)	$ 168,682,000	$ 422,978,000
Company Selected Measure Amount	1,535,888,000	1,201,520,000	860,085,000	970,195,000	1,557,997,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
Kenneth Moelis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 35,168,297	$ 7,621,008	$ 7,878,846	$ 19,223,262	$ 14,358,959
PEO Actually Paid Compensation Amount	$ 38,061,779	$ 18,729,431	$ 22,107,303	$ 7,528,921	$ 24,392,175
PEO Name	Ken Moelis	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis
Navid Mahmoodzadegan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 42,846,376
PEO Actually Paid Compensation Amount	$ 49,373,665
PEO Name	Navid Mahmoodzadegan
PEO | Kenneth Moelis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (34,505,822)
PEO | Kenneth Moelis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,914,038
PEO | Kenneth Moelis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,536,708)
PEO | Kenneth Moelis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,022,526
PEO | Kenneth Moelis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,393
PEO | Kenneth Moelis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,605,055
PEO | Navid Mahmoodzadegan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,120,701)
PEO | Navid Mahmoodzadegan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,766,722
PEO | Navid Mahmoodzadegan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,682,239)
PEO | Navid Mahmoodzadegan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,979,159
PEO | Navid Mahmoodzadegan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,238
PEO | Navid Mahmoodzadegan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,055,110
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,214,632)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,570
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,234)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	887,452
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,843
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 79,101